DEBT (Tables)	12 Months Ended
Dec. 31, 2015
Debt Instruments [Abstract]
Schedule of long-term debt

	December 31,
	2015	2014
Notes payable:	($ in millions)
Variable-rate Senior Term Loan facility, due 2020 (2.17% at December 31, 2015)	$1,350.0	$—
Variable-rate Sumitomo credit facility, due 2018 (1.77% at December 31, 2015)	800.0	—
Variable-rate Recovery Zone bonds, due 2024-2035 (1.40% and 1.31% at December 31, 2015 and 2014, respectively)	103.0	103.0
Variable-rate Go Zone bonds, due 2024 (1.40% and 1.31% at December 31, 2015 and 2014, respectively)	50.0	50.0
Variable-rate Industrial development and environmental improvement obligations, due 2025 (0.27% and 0.20% at December 31, 2015 and 2014, respectively)	2.9	2.9
Variable-rate Senior Term Loan facility, due 2019 (1.66% at December 31, 2014)	—	149.1
9.75%, due 2023	720.0	—
10.00%, due 2025	500.0	—
5.50%, due 2022	200.0	200.0
6.75%, due 2016 (includes interest rate swaps of $1.2 million and $3.7 million in 2015 and 2014, respectively)	126.2	128.7
7.23%, SunBelt Notes due 2013-2017 (includes unamortized fair value premium of $0.2 million and $0.5 million and interest rate swaps of $0.4 million and $0.8 million in 2015 and 2014, respectively)	25.0	37.8
Capital lease obligations	4.6	3.6
Deferred debt issuance costs	(32.9)	(8.9)
Total debt	3,848.8	666.2
Amounts due within one year	205.0	16.4
Total long-term debt	$3,643.8	$649.8

Swap activity related to certain debt obligations
The following table reflects the swap activity related to certain debt obligations:

Underlying Debt Instrument	Swap Amount	Date of Swap	December 31, 2015
	($ in millions)		Olin Pays Floating Rate:
6.75%, due 2016	$65.0	March 2010	3.75 - 4.75%	(a)
6.75%, due 2016	$60.0	March 2010	3.75 - 4.75%	(a)
			Olin Receives Floating Rate:
6.75%, due 2016	$65.0	October 2011	3.75 - 4.75%	(a)
6.75%, due 2016	$60.0	October 2011	3.75 - 4.75%	(a)

(a)	Actual rate is set in arrears. We project the rate will fall within the range shown.